UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period:  5/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2011 (Unaudited)

DWS Variable NAV Money Fund
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 9.7%
BNP Paribas, 0.35%, 8/8/2011	750,000	750,142
Shell International Finance BV, 5.625%, 6/27/2011	450,000	451,616
Societe Generale, 0.29%, 7/12/2011	750,000	750,053

Total Certificates of Deposit and Bank Notes (Cost $1,951,766)		1,951,811
Commercial Paper 48.4%
Issued at Discount *
BPCE SA, 0.25%, 6/13/2011	750,000	749,962
General Electric Capital Corp., 0.19%, 7/18/2011	750,000	749,888
Grampian Funding LLC, 144A, 0.26%, 7/12/2011	500,000	499,955
Hannover Funding Co., LLC, 0.37%, 7/15/2011	700,000	699,825
Kells Funding LLC, 144A, 0.22%, 6/10/2011	700,000	699,972
Nestle Capital Corp., 144A, 0.07%, 6/1/2011	280,000	280,000
Proctor & Gamble Co., 0.13%, 6/15/2011	750,000	749,985
Rabobank USA Financial Corp., 0.25%, 9/8/2011	750,000	749,775
Romulus Funding Corp., 144A, 0.3%, 6/23/2011	550,000	549,940
Siemens Capital Co., LLC, 144A, 0.06%, 6/1/2011	450,000	450,000
Skandinaviska Enskilda Banken AB, 0.25%, 6/10/2011	750,000	749,970
Svenska Handelsbanken AB, 0.23%, 8/15/2011	750,000	749,685
Swedbank AB, 0.26%, 7/13/2011	750,000	749,820
Sydney Capital Corp., 144A, 0.32%, 7/11/2011	500,000	499,905
White Point Funding, Inc., 144A, 0.3%, 6/2/2011	750,000	749,992

Total Commercial Paper (Cost $9,677,776)		9,678,674
Municipal Bonds and Notes 41.9%
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., 0.19% **, 7/15/2028, INS: Fannie Mae, LIQ: Fannie Mae	525,000	525,000
Arizona, Health Facilities Authority Revenue, Catholic West, Series A, 0.17% **, 7/1/2035, LOC: JPMorgan Chase Bank	800,000	800,000
BlackRock MuniYield New York Quality Fund, Inc., Series W-7-2477, 144A, AMT, 0.38% ***, 5/1/2041, LIQ: Citibank NA	700,000	700,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue, "I", Series A-3, AMT, 0.17% **, 5/1/2038, LOC: Fannie Mae, Freddie Mac	500,000	500,000
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3, 144A, 0.08% **, 7/1/2035	750,000	750,000
Florida, Keys Aqueduct Authority Water Revenue, 0.14% **, 9/1/2035, LOC: TD Bank NA	700,000	700,000
Harris County, TX, Cultural Educational Facilities Finance Corp. Revenue, YMCA of Greater Houston, Series C, 0.13% **, 6/1/2038, LOC: Bank of America NA	800,000	800,000
Illinois, Development Finance Authority Revenue, Fenwick High School Project, 0.2% **, 3/1/2032, LOC: JPMorgan Chase Bank	700,000	700,000
Illinois, Finance Authority Revenue, University of Chicago Medical Center, Series E-1, 0.13% **, 8/1/2043, LOC: JPMorgan Chase Bank	500,000	500,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Republic Services, Inc., 0.11% **, 11/1/2035, LOC: JPMorgan Chase Bank	500,000	500,000
Iowa, Finance Authority Health Facilities Revenue, Iowa Health Systems, Series A, 0.11% **, 2/15/2035, LOC: JPMorgan Chase Bank	700,000	700,000
Massachusetts, State Development Finance Agency Revenue, Buckingham Brown & Nichols, 0.19% **, 6/1/2036, LOC: JPMorgan Chase Bank	700,000	700,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.38%***, 5/5/2041, LIQ: Barclays Bank PLC	500,000	500,000

Total Municipal Bonds and Notes (Cost $8,375,000)		8,375,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $20,004,542) †	100.0	20,005,485
Other Assets and Liabilities, Net	0.0	1,810

Net Assets	100.0	20,007,295

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.
* Annualized yield at time of purchase; not a coupon rate.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of May 31, 2011.

***
These securities are shown at their current rate as of May 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $20,004,542.  At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $943.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,058 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $115.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(a)	$—	$20,005,485	$—	$20,005,485
Total	$—	$20,005,485	$—	$20,005,485

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2011.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable NAV Money Fund, a series of Investors Cash Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 18, 2011